Property, Plant and Equipment - Additional Information (Detail) - Carrying amount [member] - RUB (₽) ₽ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, pledged as security	₽ 192	₽ 240
Property Plant And Equipment Held Under Sale And Lease back Arrangement	₽ 1,728	₽ 1,782